Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Advisors Trust and Shareholders of each of the one hundred ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting EQ Advisors Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and for EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio the statements of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements").
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and for EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio each of their cash flows, for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

EQ/All Asset Growth Allocation Portfolio (1)
EQ/Franklin Small Cap Value Managed Volatility Portfolio (1) EQ/Ultra Conservative Strategy Portfolio (1)
EQ/Global Equity Managed Volatility Portfolio (1) EQ/Conservative Strategy Portfolio (1)
EQ/Goldman Sachs Growth Allocation Portfolio (1) EQ/Conservative Growth Strategy Portfolio (1)
EQ/Goldman Sachs Mid Cap Value Portfolio (1)
EQ/Balanced Strategy Portfolio (1)
EQ/Goldman Sachs Moderate Growth Allocation Portfolio (1) EQ/Moderate Growth Strategy Portfolio (1)
EQ/Intermediate Corporate Bond Portfolio (1)
EQ/Growth Strategy Portfolio (1)
EQ/Intermediate Government Bond Portfolio (1)
EQ/Aggressive Growth Strategy Portfolio (1)
EQ/International Core Managed Volatility Portfolio (1) Equitable Conservative Growth MF/ETF Portfolio (1) EQ/International Equity Index Portfolio (1)
Equitable Moderate Growth MF/ETF Portfolio (1) EQ/International Value Managed Volatility Portfolio (1) Equitable Growth MF/ETF Portfolio (1)
EQ/Invesco Comstock Portfolio (1)
1290 VT Moderate Growth Allocation Portfolio (1)
EQ/Invesco Global Portfolio (1)
1290 VT Multi-Alternative Strategies Portfolio (1)
EQ/Invesco Global Real Assets Portfolio (1)
1290 VT Convertible Securities Portfolio (1)
EQ/Invesco Moderate Allocation Portfolio (1)
1290 VT DoubleLine Opportunistic Bond Portfolio (1) EQ/Invesco Moderate Growth Allocation Portfolio (1)
1290 VT Equity Income Portfolio (1)
EQ/Janus Enterprise Portfolio (1)
1290 VT GAMCO Mergers & Acquisitions Portfolio (1) EQ/JPMorgan Growth Allocation Portfolio (1)
1290 VT GAMCO Small Company Value Portfolio (1)
EQ/JPMorgan Growth Stock Portfolio (1)
1290 VT High Yield Bond Portfolio (1)
EQ/JPMorgan Value Opportunities Portfolio (1)
1290 VT Micro Cap Portfolio (1)
EQ/Large Cap Core Managed Volatility Portfolio (1)
1290 VT Natural Resources Portfolio (1)
EQ/Large Cap Growth Index Portfolio (1)
1290 VT Real Estate Portfolio (1)
EQ/Large Cap Growth Managed Volatility Portfolio (1)
1290 VT Small Cap Value Portfolio (1)
EQ/Large Cap Value Index Portfolio (1)
1290 VT SmartBeta Equity ESG Portfolio (1)
EQ/Large Cap Value Managed Volatility Portfolio (1)
1290 VT Socially Responsible Portfolio (1)
EQ/Lazard Emerging Markets Equity Portfolio (1)
ATM Large Cap Managed Volatility Portfolio (1)
EQ/Long-Term Bond Portfolio (1)
ATM Mid Cap Managed Volatility Portfolio (1)
EQ/Loomis Sayles Growth Portfolio (1)
ATM Small Cap Managed Volatility Portfolio (1)
EQ/MFS International Growth Portfolio (1)
ATM International Managed Volatility Portfolio (1)
EQ/MFS International Intrinsic Value Portfolio (1)
EQ/500 Managed Volatility Portfolio (1)
EQ/MFS Mid Cap Focused Growth Portfolio (1)
EQ/400 Managed Volatility Portfolio (1)
EQ/MFS Technology Portfolio (1)
EQ/2000 Managed Volatility Portfolio (1)
EQ/MFS Utilities Series Portfolio (1)
EQ/International Managed Volatility Portfolio (1)
EQ/Mid Cap Index Portfolio (1)
EQ/AB Dynamic Aggressive Growth Portfolio (1)
EQ/Mid Cap Value Managed Volatility Portfolio (1)
EQ/AB Dynamic Growth Portfolio (1)
EQ/Moderate Allocation Portfolio (1)
EQ/AB Dynamic Moderate Growth Portfolio (1)
EQ/Moderate-Plus Allocation Portfolio (1)
EQ/AB Short Duration Government Bond Portfolio (1)
EQ/Money Market Portfolio (1)
EQ/AB Small Cap Growth Portfolio (1)
EQ/Morgan Stanley Small Cap Growth Portfolio (1)
EQ/AB Sustainable U.S. Thematic Portfolio (1)
EQ/PIMCO Global Real Return Portfolio (2)
EQ/Aggressive Allocation Portfolio (1)
EQ/PIMCO Real Return Portfolio (2)
EQ/American Century Mid Cap Value Portfolio (1)
EQ/PIMCO Total Return ESG Portfolio (1)
EQ/American Century Moderate Growth Allocation Portfolio (1) EQ/PIMCO Ultra Short Bond Portfolio (1)
EQ/Capital Group Research Portfolio (1)
EQ/Quality Bond PLUS Portfolio (1)
EQ/ClearBridge Large Cap Growth ESG Portfolio (1)
EQ/Small Company Index Portfolio (1)
EQ/ClearBridge Select Equity Managed Volatility Portfolio (1) EQ/T. Rowe Price Health Sciences Portfolio (1)
EQ/Common Stock Index Portfolio (1)
EQ/Value Equity Portfolio (1)
EQ/Conservative Allocation Portfolio (1)
EQ/Wellington Energy Portfolio (1)
EQ/Conservative-Plus Allocation Portfolio (1)
Multimanager Aggressive Equity Portfolio (1)
EQ/Core Bond Index Portfolio (1)
Multimanager Core Bond Portfolio (1)
EQ/Core Plus Bond Portfolio (1)
Multimanager Technology Portfolio (1)
EQ/Emerging Markets Equity PLUS Portfolio (1)
Target 2015 Allocation Portfolio (1)
EQ/Equity 500 Index Portfolio (1)
Target 2025 Allocation Portfolio (1)
EQ/Fidelity Institutional AM Large Cap Portfolio (1)
Target 2035 Allocation Portfolio (1)
EQ/JPMorgan Hedged Equity and Premium Income Portfolio (1) Target 2045 Allocation Portfolio (1)
EQ/Franklin Rising Dividends Portfolio (1)
Target 2055 Allocation Portfolio (1)

(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for each of the two years in the period ended December 31, 2025

(2) Statements of operations and cash flows for the year ended
December 31, 2025 and statement of changes in net assets for each of the two years in the period ended December 31, 2025


Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.



/s/PricewaterhouseCoopers LLP
New York, New York
February 19, 2026


We have served as the auditor of one or more investment companies in the Equitable Investment Management advised mutual fund complex since 1997.